GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (net of accumulated amortization) for the years ended December 31, 2015 and 2014 are as follows:

	LCD		CDD		Total
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Balance as of January 1	$2,988.9	$2,912.3	$110.5	$110.5	$3,099.4	$3,022.8
Goodwill acquired during the year	161.6	81.8	2,979.5	—	3,141.1	81.8
Foreign currency impact and other adjustments to goodwill	(12.8)	(5.2)	—	—	(12.8)	(5.2)
Balance at end of year	$3,137.7	$2,988.9	$3,090.0	$110.5	$6,227.7	$3,099.4

As discussed in Footnote 2 (Business Acquisitions), the amount of the Acquisition goodwill has not yet been allocated to the underlying domestic and foreign subsidiaries of Covance.

The components of identifiable intangible assets are as follows:

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$3,132.4	$(724.7)	$2,407.7	$1,361.6	$(606.8)	$754.8
Patents, licenses and technology	308.0	(146.3)	161.7	125.9	(95.9)	30.0
Non-compete agreements	51.0	(37.2)	13.8	45.6	(31.7)	13.9
Trade names	399.8	(115.4)	284.4	133.3	(91.6)	41.7
Favorable leases	5.5	(0.6)	4.9	—	—	—
Canadian licenses	451.0	—	451.0	635.4	—	635.4
	$4,347.7	$(1,024.2)	$3,323.5	$2,301.8	$(826.0)	$1,475.8

A summary of amortizable intangible assets acquired during 2015, and their respective weighted average amortization periods are as follows:

	Amount	Weighted Average Amortization Period
Customer relationships	$1,855.0	29.2
Patents, licenses and technology	41.2	10.0
Non-compete agreements	4.3	4.9
Trade names	270.5	15.0
Favorable leases	5.5	8.0
	2,176.5	27.0

Amortization of intangible assets was $164.5, $76.7 and $81.7 in 2015, 2014 and 2013, respectively. The Company recorded earn-out and purchase accounting adjustments through amortization expense of $1.7, $10.4, and $5.8 in 2015, 2014 and 2013, respectively. Amortization expense of intangible assets is estimated to be $174.4 in fiscal 2016, $167.2 in fiscal 2017, $156.0 in fiscal 2018, $149.2 in fiscal 2019, $142.4 in fiscal 2020, and $2,017.3 thereafter.